UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred and Income Securities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS

Nuveen Preferred and Income Securities Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 146.1% (98.7% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.7% (11.3% of Total Investments)

	Banks – 6.5%

105,300	AgriBank FCB, (3)	6.875%	BBB+	$11,661,975
645,113	Citigroup Inc.	6.875%	BB+	18,637,315
47,500	Cobank Agricultural Credit Bank, 144A, (3)	6.250%	BBB+	5,106,250
53,000	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	5,675,971
86,000	Fifth Third Bancorp., (4)	6.625%	Baa3	2,450,140
3,666	HSBC Holdings PLC	8.000%	BBB+	98,615
724,000	KeyCorp Preferred Stock, (4)	6.125%	Baa3	21,133,560
2,164,700	PNC Financial Services	6.125%	Baa2	61,087,834
249,285	Wells Fargo & Company, (4)	5.850%	BBB	6,790,523
182,000	Wells Fargo & Company	5.625%	BBB	4,695,600
	Total Banks			137,337,783

	Capital Markets – 1.4%

369,239	Goldman Sachs Group, Inc.	5.500%	Ba1	9,914,067
38,534	Morgan Stanley, (4)	7.125%	BB+	1,115,559
640,000	Morgan Stanley, (4)	5.850%	BB+	17,280,000
74,642	State Street Corporation, (4)	5.900%	Baa1	2,068,330
	Total Capital Markets			30,377,956

	Diversified Telecommunication Services – 1.8%

93,894	Qwest Corporation, (5)	7.500%	BBB–	2,429,038
554,889	Qwest Corporation, (5)	7.000%	BBB–	14,077,534
159,632	Qwest Corporation, (4), (5)	7.000%	BBB–	4,046,671
315,756	Qwest Corporation, (4), (5)	6.875%	BBB–	8,118,087
159,600	Qwest Corporation, (5)	6.625%	BBB–	4,092,144
248,301	Qwest Corporation, (5)	6.125%	BBB–	6,301,879
	Total Diversified Telecommunication Services			39,065,353

	Electric Utilities – 1.1%

160,000	Alabama Power Company	6.450%	A3	4,084,800
299,756	Integrys Energy Group Inc., (3), (5)	6.000%	Baa1	8,468,107
88,577	Interstate Power and Light Company, (4)	5.100%	BBB	2,269,343
130,000	SCE Trust VI	5.000%	Baa1	3,276,000
160,407	SCE Trust V	5.450%	Baa1	4,399,964
	Total Electric Utilities			22,498,214

	Equity Real Estate Investment Trusts – 0.6%

76,450	DDR Corporation, (5)	6.250%	Baa3	1,923,482
152,294	Digital Realty Trust Inc., (5)	7.375%	Baa3	4,064,727
18,139	Kimco Realty Corporation, (5)	5.625%	Baa2	458,191
82,301	Prologis Inc., (3)	8.540%	BBB	5,770,946
12,199	Ventas Realty LP, (5)	5.450%	BBB+	308,513
	Total Equity Real Estate Investment Trusts			12,525,859

	Food Products – 0.6%

91,900	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	9,761,508
32,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	3,705,000
	Total Food Products			13,466,508

	Insurance – 3.7%

444,129	Aegon N.V	6.375%	Baa1	11,502,941
18,102	Aflac Inc.	5.500%	Baa1	457,257
608,741	Allstate Corporation, (5)	5.100%	Baa1	16,241,210

NUVEEN	1

JPS	Nuveen Preferred and Income Securities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance (continued)

54,297	American Financial Group, (5)	6.250%		Baa2	$1,425,296
101,697	Arch Capital Group Limited, (4)	6.750%		BBB	2,579,036
33,829	Arch Capital Group Limited	5.250%		BBB	842,680
187,550	Aspen Insurance Holdings Limited, (4)	5.950%		BBB–	5,052,597
131,293	Axis Capital Holdings Limited	5.500%		BBB	3,309,897
307,730	Hartford Financial Services Group Inc., (4), (5)	7.875%		BBB–	9,210,359
524,885	Prudential PLC	6.750%		A–	13,909,452
416,100	Reinsurance Group of America Inc., (5)	6.200%		BBB	11,671,605
127,798	Torchmark Corporation, (5)	5.875%		BBB+	3,249,903
10,000	W.R. Berkley Corporation, (5)	5.625%		BBB–	249,800
	Total Insurance				79,702,033

	U.S. Agency – 0.7%

132,750	Farm Credit Bank of Texas, 144A, (3), (5)	6.750%		Baa1	14,602,500

	Wireless Telecommunication Services – 0.3%

90,850	Telephone and Data Systems Inc., (5)	7.000%		BB+	2,303,956
131,990	Telephone and Data Systems Inc., (5)	6.875%		BB+	3,382,904
11,826	United States Cellular Corporation, (5)	7.250%		Ba1	317,055
10,591	United States Cellular Corporation, (5)	6.950%		Ba1	268,800
	Total Wireless Telecommunication Services				6,272,715
	Total $25 Par (or similar) Preferred Securities (cost $326,227,820)				355,848,921

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.7% (0.4% of Total Investments)

	Banks – 0.7%

10,632	Wells Fargo & Company, (4)	7.500%	N/A (6)	BBB	$13,927,920
	Total Convertible Preferred Securities (cost $12,541,444)				13,927,920

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.8% (0.5% of Total Investments)

	Insurance – 0.7%

$5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	Baa2	$7,025,000
6,150	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	8,763,720
11,150	Total Insurance				15,788,720

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A, (5)	7.000%	3/28/73	BB+	1,817,920
$12,750	Total Corporate Bonds (cost $14,942,534)				17,606,640

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 70.7% (47.8% of Total Investments)

	Automobiles – 0.1%

$1,000	General Motors Financial Company Inc.	5.750%	N/A (6)	BB+	$1,043,750

	Banks – 29.3%

20,394	Bank of America Corporation	8.000%	N/A (6)	BB+	20,675,437
14,300	Bank of America Corporation	6.500%	N/A (6)	BB+	16,355,625
12,800	Bank of America Corporation	6.300%	N/A (6)	BB+	14,582,784
12,300	Bank of America Corporation	6.100%	N/A (6)	BB+	13,729,875
3,600	Bank One Capital III, (5)	8.750%	9/01/30	Baa2	5,320,670
10,000	Citigroup Inc.	8.400%	N/A (6)	BB+	10,337,500

2	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

7,000	Citigroup Inc.	6.250%	N/A (6)	BB+	$7,971,250
43,000	Citigroup Inc., (5)	6.125%	N/A (6)	BB+	46,117,500
9,250	Citigroup Inc.	5.950%	N/A (6)	BB+	10,089,437
24,389	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	25,547,478
18,000	Cobank Agricultural Credit Bank, (4)	6.250%	N/A (6)	BBB+	19,772,316
10,000	Cooperatieve Rabobank U.A. of Netherlands, Reg S	11.000%	N/A (6)	Baa2	11,350,000
1,250	Den Norske Bank	1.750%	N/A (6)	Baa2	1,012,378
1,250	Den Norske Bank	1.573%	N/A (6)	Baa2	1,009,500
17,900	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	BB+	23,315,180
4,500	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	5,857,596
25,580	First Union Capital Trust II, Series A, (4), (5)	7.950%	11/15/29	Baa1	33,655,130
30,000	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	47,943,600
27,300	JPMorgan Chase & Company	7.900%	N/A (6)	BBB–	27,996,150
54,000	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	61,897,500
11,000	JPMorgan Chase & Company	6.000%	N/A (6)	BBB–	12,127,500
4,900	JPMorgan Chase & Company	5.300%	N/A (6)	BBB–	5,151,860
3,500	JPMorgan Chase & Company	5.150%	N/A (6)	BBB–	3,682,875
8,000	KeyCorp Capital III, (4)	7.750%	7/15/29	Baa2	10,120,000
12,000	Lloyds Bank PLC, 144A, (5)	12.000%	N/A (6)	BBB–	16,215,492
20,900	Lloyds Bank PLC, Reg S	12.000%	N/A (6)	BBB–	28,244,009
9,850	Lloyds Banking Group PLC, 144A	6.657%	N/A (6)	Baa3	11,426,000
4,800	Lloyds Banking Group PLC, 144A	6.413%	N/A (6)	Baa3	5,496,000
9,100	M&T Bank Corporation, (5)	6.375%	N/A (6)	Baa1	9,373,000
29,100	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	32,737,500
4,000	RBS Capital Trust B, Reg S	6.800%	N/A (6)	Ba3	4,026,800
9,546	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	Ba2	12,196,924
32,000	Standard Chartered PLC, 144A	7.014%	N/A (6)	Ba1	37,568,000
31,278	Wells Fargo & Company	7.980%	N/A (6)	BBB	31,920,763
	Total Banks				624,823,629

	Capital Markets – 2.1%

12,100	Bank of New York Mellon, (4)	4.950%	N/A (6)	Baa1	12,644,500
18,700	Charles Schwab Corporation, (4)	7.000%	N/A (6)	BBB	21,528,375
3,500	Goldman Sachs Group Inc.	5.700%	N/A (6)	Ba1	3,613,750
6,150	Morgan Stanley	5.550%	N/A (6)	BB+	6,457,500
	Total Capital Markets				44,244,125

	Consumer Finance – 0.4%

8,000	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	8,390,000

	Diversified Financial Services – 2.0%

2,861	Countrywide Capital Trust III, Series B, (4)	8.050%	6/15/27	BBB–	3,664,985
17,557	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	19,927,195
17,705	Voya Financial Inc., (4), (5)	5.650%	5/15/53	Baa3	18,692,939
	Total Diversified Financial Services				42,285,119

	Electric Utilities – 2.7%

18,600	Emera, Inc., (4), (5)	6.750%	6/15/76	BBB–	21,273,750
1,000	FPL Group Capital Inc., (LIBOR reference rate + 2.068% spread), (5), (14)	3.401%	10/01/66	BBB	935,000
11,450	FPL Group Capital Inc., (LIBOR reference rate + 2.125% spread), (4), (14)	3.392%	6/15/67	BBB	10,791,625
1,600	NextEra Energy Inc.	4.800%	12/01/77	BBB	1,600,000
23,482	PPL Capital Funding Inc., (LIBOR reference rate + 2.665% spread), (5), (14)	3.998%	3/30/67	BBB	23,169,689
	Total Electric Utilities				57,770,064

	Energy Equipment & Services – 0.7%

14,530	Transcanada Trust, (5)	5.875%	8/15/76	BBB	15,874,025

NUVEEN	3

JPS	Nuveen Preferred and Income Securities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 0.2%

4,500	Dairy Farmers of America Inc., 144A, (5)	7.125%	N/A (6)	Baa3	$5,023,125

	Industrial Conglomerates – 3.4%

68,637	General Electric Capital Corporation, (5)	5.000%	N/A (6)	A	71,446,312

	Insurance – 22.4%

3,598	Ace Capital Trust II, (4)	9.700%	4/01/30	BBB+	5,432,980
9,800	AIG Life Holdings Inc.	8.500%	7/01/30	Baa2	13,279,000
1,200	Allstate Corporation, (4)	6.500%	5/15/67	Baa1	1,434,000
4,400	Allstate Corporation, (5)	5.750%	8/15/53	Baa1	4,807,000
13,605	American International Group, Inc., (5)	8.175%	5/15/58	Baa2	18,570,825
2,299	AON Corporation	8.205%	1/08/27	BBB	3,015,139
2,700	Aviva PLC, Reg S	8.250%	N/A (6)	Baa1	2,693,250
16,550	AXA SA, (5)	8.600%	12/15/30	A3	23,832,000
17,819	AXA SA, 144A	6.380%	N/A (6)	Baa1	20,580,945
900	AXA, Reg S	5.500%	N/A (6)	A3	928,904
32,854	Catlin Insurance Company Limited, 144A, (LIBOR reference rate + 2.975% spread), (14)	4.332%	N/A (6)	BBB+	31,129,165
1,200	Everest Reinsurance Holdings, Inc., (LIBOR reference rate + 2.385% spread), (5), (14)	3.700%	5/01/67	BBB	1,134,000
8,100	Great West Life & Annuity Capital I, 144A, (4)	6.625%	11/15/34	A–	9,690,986
12,250	Great West Life & Annuity Insurance Capital LP II, 144A, (LIBOR reference rate + 2.538% spread), (5), (14)	3.852%	5/16/46	A–	12,106,062
16,150	Hartford Financial Services Group, Inc., 144A, (LIBOR reference rate + 2.125% spread), (5), (14)	3.439%	8/15/67	BBB–	15,463,625
11,688	Hartford Financial Services Group Inc., (4)	8.125%	6/15/68	BBB–	12,097,080
5,500	Legal & General Group PLC, Reg S	5.250%	3/21/47	BBB+	5,858,490
25,841	Liberty Mutual Group, 144A, (5)	7.800%	3/07/87	Baa3	32,753,468
20,369	Liberty Mutual Group, 144A, (LIBOR reference rate + 2.905% spread), (14)	4.225%	3/15/37	Baa3	19,961,620
3,277	Lincoln National Corporation, (LIBOR reference rate + 2.358% spread), (5), (14)	3.672%	5/17/66	BBB	3,084,476
11,390	Lincoln National Corporation, (LIBOR reference rate + 2.040% spread), (5), (14)	3.403%	4/20/67	BBB	10,353,510
26,100	MetLife Capital Trust IV, 144A, (4)	7.875%	12/15/67	BBB	35,169,750
3,000	MetLife Inc., (5)	10.750%	8/01/69	BBB	5,010,000
36,531	MetLife Inc., 144A, (4)	9.250%	4/08/38	BBB	54,294,199
41,904	Nationwide Financial Services Inc., (4)	6.750%	5/15/67	Baa2	47,037,240
6,243	Oil Insurance Limited, 144A, (LIBOR reference rate + 2.982% spread), (14)	4.317%	N/A (6)	Baa1	5,946,458
10,750	Provident Financing Trust I, (4), (5)	7.405%	3/15/38	Baa3	12,308,750
305	Prudential Financial Inc., (5)	8.875%	6/15/68	BBB+	316,502
6,225	Prudential Financial Inc., (5)	5.875%	9/15/42	BBB+	6,866,175
27,180	Prudential Financial Inc., (5)	5.625%	6/15/43	BBB+	29,531,070
1,300	Prudential PLC, Reg S	7.750%	N/A (6)	A–	1,340,625
5,405	XL Capital Ltd	3.811%	N/A (6)	BBB	4,871,256
28,700	XLIT Limited, (LIBOR reference rate + 2.458% spread), (14)	3.687%	N/A (6)	BBB–	27,318,812
	Total Insurance				478,217,362

	Machinery – 0.3%

6,000	Stanley Black & Decker Inc., (5)	5.750%	12/15/53	BBB+	6,177,000

	Metals & Mining – 0.7%

13,000	BHP Billiton Finance USA Limited, 144A, (5)	6.750%	10/19/75	A–	15,307,500

	Multi-Utilities – 0.1%

3,000	WEC Energy Group, Inc., (LIBOR reference rate + 2.113% spread), (5), (14)	3.294%	5/15/67	Baa1	2,888,100

4	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 1.7%

32,624	Enterprise Products Operating LP, (4), (5)	7.034%	1/15/68	Baa2	$32,624,000
3,000	Enterprise Products Operating LLP, (5)	5.250%	8/16/77	Baa2	3,082,500
	Total Oil, Gas & Consumable Fuels				35,706,500

	Road & Rail – 1.4%

25,485	Burlington Northern Santa Fe Funding Trust I, (4)	6.613%	12/15/55	A–	29,453,015

	Wireless Telecommunication Services – 3.2%

59,738	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	67,805,679
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,353,044,251)				1,506,455,305

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 56.0% (37.9% of Total Investments) (7)

	Banks – 41.7%

$27,800	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (6)	Baa2	$31,939,420
47,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (6)	BB	48,603,640
22,600	Banco Santander SA, Reg S	6.375%	N/A (6)	Ba1	23,504,000
26,400	Barclays Bank PLC	7.750%	4/10/23	BBB–	26,961,000
7,000	Barclays Bank PLC, (5)	7.625%	11/21/22	BBB–	8,041,250
45,290	Barclays PLC	8.250%	N/A (6)	BB+	48,139,647
36,416	Barclays PLC	7.434%	N/A (6)	BB+	38,054,720
50,400	Credit Agricole SA, 144A	8.125%	N/A (6)	BBB–	60,665,170
10,000	Credit Agricole SA, Reg S	8.125%	N/A (6)	BBB–	12,036,740
13,653	Credit Agricole SA, 144A	7.875%	N/A (6)	BBB–	15,547,354
13,000	Credit Agricole, S.A, Reg S	7.875%	N/A (6)	BBB–	14,803,750
1,000	Credit Agricole, S.A, 144A	6.625%	N/A (6)	BBB–	1,051,250
17,200	DNB Bank ASA, Reg S	6.500%	N/A (6)	BBB	18,748,000
11,000	DNB Bank ASA, Reg S	5.750%	N/A (6)	BBB	11,467,500
66,505	HSBC Holdings PLC	6.875%	N/A (6)	BBB	73,238,631
5,000	ING Groep N.V., Reg S	6.875%	N/A (6)	BBB–	5,572,160
16,000	ING Groep N.V.	6.500%	N/A (6)	BBB–	17,561,600
70,529	Lloyds Banking Group PLC	7.500%	N/A (6)	BB+	80,491,221
35,090	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	38,291,962
5,000	Nordea Bank AB, Reg S	6.125%	N/A (6)	BBB	5,456,250
13,225	Nordea Bank AB, 144A	5.500%	N/A (6)	BBB	13,720,938
12,330	Nordea Bank AB, Reg S	5.250%	N/A (6)	BBB	12,852,052
25,375	Royal Bank of Scotland Group PLC	8.000%	N/A (6)	Ba3	29,008,700
63,786	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	Ba3	68,346,699
12,210	Skandinaviska Enskilda Bankenn AB, Reg S	5.750%	N/A (6)	BBB	12,759,523
15,000	Societe Generale, Reg S	8.250%	N/A (6)	BB+	15,881,610
9,000	Societe Generale, Reg S	7.875%	N/A (6)	BB+	10,203,750
59,900	Societe Generale, 144A	8.000%	N/A (6)	BB+	69,933,250
13,000	Standard Chartered PLC, 144A	6.379%	N/A (6)	Ba1	14,415,700
7,000	Standard Chartered PLC, 144A, (4)	7.500%	N/A (6)	Ba1	7,678,650
4,000	Standard Chartered PLC, Reg S	7.500%	N/A (6)	Ba1	4,387,800
32,786	Svenska Handelsbanken AB, Reg S	5.250%	N/A (6)	BBB+	33,867,479
15,000	Swedbank AB, Reg S	6.000%	N/A (6)	BBB	16,162,500
809,495	Total Banks				889,393,916

	Capital Markets – 10.0%

51,300	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	59,636,250
22,000	Credit Suisse Group AG, Reg S	7.500%	N/A (6)	BB	25,575,000
11,000	Credit Suisse Group AG, Reg S	6.500%	8/08/23	BBB	12,457,500
8,200	Credit Suisse Group AG, 144A	6.250%	N/A (6)	BB	8,968,750
2,676	UBS AG Stamford, (5)	7.625%	8/17/22	A–	3,157,680
42,178	UBS Group AG, Reg S	7.125%	N/A (6)	BBB–	45,446,795

NUVEEN	5

JPS	Nuveen Preferred and Income Securities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$5,609	UBS Group AG, Reg S	7.000%	N/A (6)	BBB–	$6,426,153
39,800	UBS Group AG, Reg S	6.875%	N/A (6)	BBB–	44,680,674
6,000	UBS Group AG, Reg S	6.875%	N/A (6)	BBB–	6,540,000
188,763	Total Capital Markets				212,888,802

	Diversified Financial Services – 4.3%

46,000	BNP Paribas, 144A	7.625%	N/A (6)	BBB–	51,577,500
29,185	BNP Paribas, 144A	7.375%	N/A (6)	BBB–	33,708,675
5,000	BNP Paribas, Reg S	7.375%	N/A (6)	BBB–	5,775,000
80,185	Total Diversified Financial Services				91,061,175
$1,078,443	Total Contingent Capital Securities (cost $1,088,217,167)				1,193,343,893

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 1.2% (0.8% of Total Investments)

966,571	Blackrock Credit Allocation Income Trust IV				$12,913,389
646,421	John Hancock Preferred Income Fund III				11,958,788
	Total Investment Companies (cost $34,130,200)				24,872,177
	Total Long-Term Investments (cost $2,829,103,416)				3,112,054,856

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.8% (1.3% of Total Investments)

	REPURCHASE AGREEMENTS – 1.8% (1.3% of Total Investments)

$39,562	Repurchase Agreement with Fixed Income Clearing Corporation dated 10/31/17, repurchase price $39,562,490, collateralized by $40,345,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $40,357,426	0.120%	11/01/17		$39,562,358
	Total Short-Term Investments (cost $39,562,358)				39,562,358
	Total Investments (cost $2,868,665,774) – 147.9%				3,151,617,214
	Borrowings – (39.7)% (9), (10)				(845,300,000)
	Reverse Repurchase Agreements – (9.4)% (11)				(200,000,000)
	Other Assets Less Liabilities – 1.2% (12)				24,012,809
	Net Assets Applicable to Common Shares – 100%				$2,130,330,023

Investments in Derivatives as of October 31, 2017

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$227,569,000	Receive	1-Month LIBOR	1.462%	Monthly	12/01/17	12/01/18	12/01/20	$80,336	$3,195,850	$(3,115,514)
Morgan Stanley Capital Services, LLC	521,000,000	Receive	1-Month LIBOR	1.994	Monthly	6/01/18	7/01/25	7/01/27	2,677,794	—	2,677,794
Total	$748,569,000								$2,758,130	$3,195,850	$(437,720)

6	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$291,096,664	$64,752,257	$—	$355,848,921
Convertible Preferred Securities	13,927,920	—	—	13,927,920
Corporate Bonds	—	17,606,640	—	17,606,640
$1,000 Par (or similar) Institutional Preferred	—	1,506,455,305	—	1,506,455,305
Contingent Capital Securities	—	1,193,343,893	—	1,193,343,893
Investment Companies	24,872,177	—	—	24,872,177

Short-Term Investments:
Repurchase Agreements	—	39,562,358	—	39,562,358

Investments in Derivatives:
Interest Rate Swaps*	—	(437,720)	—	(437,720)
Total	$329,896,761	$2,821,282,733	$—	$3,151,179,494
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

NUVEEN	7

JPS	Nuveen Preferred and Income Securities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Tax cost of investments	$2,886,323,776
Gross unrealized:
Appreciation	$299,694,276
Depreciation	(34,400,838)
Net unrealized appreciation (depreciation) of investments	$265,293,438

Tax cost of swaps	$3,195,850
Net unrealized appreciation (depreciation) of swaps	$(437,720)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $437,327,848.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,883,847,519 have been pledged as collateral for borrowings.

(10)	Borrowings as a percentage of Total Investments is 26.8%.

(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 6.3%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(14)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Securities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017